S-K 1602(c) Dilution	Mar. 31, 2026 USD ($) $ / shares shares
No Redemption [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	7.15
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.12
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.88
Net Tangible Book Value	$ (213,574)
Net Tangible Book Value, Adjusted	$ 242,223,420
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	9,583,333
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	34,020,833
No Redemption [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	7.14
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.13
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.87
Net Tangible Book Value	$ (213,574)
Net Tangible Book Value, Adjusted	$ 278,608,820
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	9,583,333
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	39,095,833
Redemption at 25 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	6.52
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.49
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.51
Net Tangible Book Value	$ (213,574)
Net Tangible Book Value, Adjusted	$ 180,348,420
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	9,583,333
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	27,770,833
Redemption at 25 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	6.51
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.5
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.5
Net Tangible Book Value	$ (213,574)
Net Tangible Book Value, Adjusted	$ 207,452,570
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	9,583,333
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	31,908,333
Redemption at 50 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	5.53
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.51
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4.49
Net Tangible Book Value	$ (213,574)
Net Tangible Book Value, Adjusted	$ 118,473,420
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	9,583,333
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	21,520,833
Redemption at 50 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	5.53
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.51
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4.49
Net Tangible Book Value	$ (213,574)
Net Tangible Book Value, Adjusted	$ 136,296,320
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	9,583,333
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	24,720,833
Redemption at 75 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	3.74
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.71
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 6.29
Net Tangible Book Value	$ (213,574)
Net Tangible Book Value, Adjusted	$ 56,598,420
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	9,583,333
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	15,270,833
Redemption at 75 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	3.73
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.72
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 6.28
Net Tangible Book Value	$ (213,574)
Net Tangible Book Value, Adjusted	$ 65,140,070
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	9,583,333
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	17,533,333
Redemption at 100 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	(0.56)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(0.58)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 10.58
Net Tangible Book Value	$ (213,574)
Net Tangible Book Value, Adjusted	$ (5,276,580)
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	9,583,333
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	9,020,833
Redemption at 100 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	(0.56)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(0.58)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 10.58
Net Tangible Book Value	$ (213,574)
Net Tangible Book Value, Adjusted	$ (6,016,180)
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	9,583,333
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	10,345,833
Net proceeds from this offering and the sale of private units [Member] | No Redemption [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Proceeds from Offering	$ 251,225,000
Net proceeds from this offering and the sale of private units [Member] | No Redemption [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Proceeds from Offering	288,725,000
Net proceeds from this offering and the sale of private units [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Proceeds from Offering	251,225,000
Net proceeds from this offering and the sale of private units [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Proceeds from Offering	288,725,000
Net proceeds from this offering and the sale of private units [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Proceeds from Offering	251,225,000
Net proceeds from this offering and the sale of private units [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Proceeds from Offering	288,725,000
Net proceeds from this offering and the sale of private units [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Proceeds from Offering	251,225,000
Net proceeds from this offering and the sale of private units [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Proceeds from Offering	288,725,000
Net proceeds from this offering and the sale of private units [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Proceeds from Offering	251,225,000
Net proceeds from this offering and the sale of private units [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Proceeds from Offering	288,725,000
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | No Redemption [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	159,894
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | No Redemption [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	159,894
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	159,894
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	159,894
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	159,894
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	159,894
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	159,894
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	159,894
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	159,894
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	159,894
Overallotment Liability [Member] | No Redemption [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(197,900)
Overallotment Liability [Member] | No Redemption [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Overallotment Liability [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(197,900)
Overallotment Liability [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Overallotment Liability [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(197,900)
Overallotment Liability [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Overallotment Liability [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(197,900)
Overallotment Liability [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Overallotment Liability [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(197,900)
Overallotment Liability [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Deferred Underwriting Commissions [Member] | No Redemption [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(8,750,000)
Deferred Underwriting Commissions [Member] | No Redemption [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(10,062,500)
Deferred Underwriting Commissions [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(8,125,000)
Deferred Underwriting Commissions [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(9,343,750)
Deferred Underwriting Commissions [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(7,500,000)
Deferred Underwriting Commissions [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(8,625,000)
Deferred Underwriting Commissions [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(6,875,000)
Deferred Underwriting Commissions [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(7,906,250)
Deferred Underwriting Commissions [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(6,250,000)
Deferred Underwriting Commissions [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(7,187,500)
Redemptions [Member] | No Redemption [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Redemptions [Member] | No Redemption [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(62,500,000)
Redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(71,875,000)
Redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(125,000,000)
Redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(143,750,000)
Redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(187,500,000)
Redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(215,625,000)
Redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(250,000,000)
Redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	$ (287,500,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | No Redemption [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(1,250,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | No Redemption [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(1,250,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(1,250,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(1,250,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(1,250,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares offered [Member] | No Redemption [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	25,000,000
Ordinary shares offered [Member] | No Redemption [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	28,750,000
Ordinary shares offered [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	25,000,000
Ordinary shares offered [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	28,750,000
Ordinary shares offered [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	25,000,000
Ordinary shares offered [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	28,750,000
Ordinary shares offered [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	25,000,000
Ordinary shares offered [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	28,750,000
Ordinary shares offered [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	25,000,000
Ordinary shares offered [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	28,750,000
Private shares [Member] | No Redemption [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	687,500
Private shares [Member] | No Redemption [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	762,500
Private shares [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	687,500
Private shares [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	762,500
Private shares [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	687,500
Private shares [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	762,500
Private shares [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	687,500
Private shares [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	762,500
Private shares [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	687,500
Private shares [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	762,500
Ordinary shares redeemed [Member] | No Redemption [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares redeemed [Member] | No Redemption [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(6,250,000)
Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(7,187,500)
Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(12,500,000)
Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(14,375,000)
Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(15,750,000)
Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(21,562,500)
Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(25,000,000)
Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(28,750,000)